FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /
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         Pre-Effective Amendment No.:                                  /   /
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         Post-Effective Amendment No.:        57                        /X/
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                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---

         Amendment No.:               58                                 /X/
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                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197
                                 --------------
    Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, 441 Vine Street, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:
                                               -----------------------

It is proposed that this filing will become effective:


         / / immediately upon filing pursuant to paragraph (b) / X/ on (October 21, 2001) pursuant to paragraph (b)
        / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
        / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WESTCOTT TECHNOLOGY FUND


                                   PROSPECTUS
                                October 21, 2001





                              230 Westcott, Suite 1
                              Houston, Texas 77007
                                 (800) 998-6658





























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page

Risk/Return Summary.............................................................

How the Fund Has Performed......................................................

Fees and Expenses of the Fund...................................................

How To Buy Shares...............................................................

Distribution Plan...............................................................

Additional Purchase Information.................................................

How to Redeem Shares............................................................

How to Exchange Shares..........................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Fund..........................................................

Other Information About Investments.............................................

Financial Statements............................................................


Privacy Policy..................................................................


For More Information .................................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the Fund is long term growth of capital.

Principal Strategies

         Under normal circumstances, the Fund will invest at least 65% of its assets in common stocks of U.S. companies that rely extensively on technology in their product development and/or operations or will derive a substantial portion of their sales from technology and technology-related products or services. These companies are in fields such as Internet services and development, computer software and hardware, telecommunication services and equipment, electronics, data management and storage, networking, information technology
(IT) services and consulting, biotechnology, robotics and video technologies. Any ordinary income received from portfolio securities is entirely incidental to the Fund's principal strategy.

         While the Fund invests in technology companies generally, the Fund will, under normal circumstances, invest at least 25% of its assets in Internet companies. These companies are in Internet services and development fields such as Internet retailing, Internet infrastructure, Internet software development, online advertising, Internet business development consulting, and Internet business development incubators.

         The Fund may sell a stock if the Fund's adviser believes the company's long term growth prospects have deteriorated. Growth prospects may be measured by earnings, revenue growth, stock price performance, market dominance or technological innovation.

Principal Risks of Investing in the Fund

o Company risk is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.
o Market risk is the risk that the Fund might decrease in value in response to general market and economic conditions.
o Technology sector risk is the risk that because the Fund is concentrated in the technology sector, significant weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of technology companies, including Internet companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development.

o Internet concentration risk means that your investment in the Fund is subject to special risks because the Fund invests at least 25% of its assets in Internet companies. Significant weakness in Internet companies could result in significant losses to the Fund. Internet companies are subject to competitive pressures and changing demands that may have a significant effect on the financial condition of Internet companies. It is likely that some of today's public Internet companies will not exist in the future. The price of many Internet stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many Internet companies are currently operating at a loss and may never be profitable.

o Volatility risk means that common stocks of technology companies, including Internet companies, tend to be more volatile than other investment choices. Because of its narrow focus, the Fund's performance is closely tied to any factors which may affect technology companies, including Internet companies, and, as a result, is more likely to fluctuate than that of a fund which is invested in a broader range of companies.
o Smaller company risk means that the stocks of smaller sized companies are subject to certain risks, including: possible dependence on a limited product line, market, financial resources or management group, less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks, and greater fluctuation in value than larger, more established company stocks.
o Portfolio turnover risk. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short term profits or losses may be realized from time to time. To the extent the Fund has high portfolio turnover, it will generally incur additional costs due to greater brokerage commission expenses than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders. These factors may negatively affect the Fund's performance.
o        The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                           HOW THE FUND HAS PERFORMED

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this Prospectus have been omitted because the Fund is recently organized and has less than one full calendar year of operations.

                          FEES AND EXPENSES OF THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)            Class A  Class B           Institutional
                                                     -------  -------           -------------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)      5.00%      NONE             NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)            NONE*      5.00%            NONE

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a CDSC if redeemed within one year of the date of purchase. See "How To Buy
Shares."

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)       Class A           Class B          Institutional
                                                    -------           -------          -------------
Management Fees                                      1.70%             1.70%            1.70%
Distribution and/or Service (12b-1) Fees             0.25%             1.00%            None
Other Expenses                                       0.14%             0.15%1           0.16%
                                                     ---------         -----            -----
Total Annual Fund Operating Expenses                 2.09%             2.85%            1.86%
Expense Reimbursement2                               0.14%             0.15%            0.16%
                                                     -----             -----            -----
Net Expenses                                         1.95%             2.70%            1.70%

1 "Other Expenses" are based on estimated amounts for the current fiscal year.
2 The Fund's adviser has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through February 1, 2002.

Example:


         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                     1 year     3 years           5 years           10 years
                     ------     -------           -------           --------
Class A                $695      $1,101            $1,531            $2,725
Class B                $683      $1,170            $1,580            $3,032
Institutional          $179      $  552            $  952            $2,067

For Class B shares, you would pay the following expenses if you did not redeem your shares:

                           1 year           3 years
                           ------           -------
Class B                    $284             $869

                                HOW TO BUY SHARES

Initial Purchase

         The minimum initial investment in the Fund is $1,000 ($200 for qualified retirement accounts and medical savings accounts). The minimum initial investment in the Fund is $50 for shareholders participating in the continuing automatic investment plan.

         You may open an account and make an initial investment through securities dealers who have a sales agreement with Unified Financial Securities, Inc., the Fund's distributor. Your securities dealer may charge you additional fees. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail

         You may also make a direct initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus; o draft a check made payable to the Fund; o identify on the check and the application the Class in which you would like to invest; o mail the application and check to:

U.S. Mail:    Westcott Funds                  Overnight:   Westcott Funds
              Unified Fund Services, Inc.                  Unified Fund Services, Inc.
              P.O. Box 6110                                431 North Pennsylvania Street
              Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

By Wire


         You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc (the "Transfer Agent") at (800) 998-6658 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Westcott Funds
         Fund Name: Westcott Technology Fund
         Class Name: ____________________________  (write in class name)
         Account Name: __________________________ (write in shareholder name) For the Account # ________________________ (write in account number) D.D.A.# 821-637634

         You must provide a signed application to Unified Fund Services, Inc at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Sales Loads

o        Class A Shares
         Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares of the Fund is the next determined NAV plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                     Sales Load as of % of:
                                           Public                                 Net       Dealer Reallowance as % of
         Amount of Investment              Offering                             Amount         Public Offering Price
                                           Price
                                           Invested
======================================== ================================================ ================================
Less than $25,000                          5.00%                                  5.26%                5.00%
$25,000 but less than $50,000              4.75%                                  4.99%                4.75%
$50,000 but less than $100,000             4.50%                                  4.71%                4.50%
$100,000 but less than $200,000            3.75%                                  3.90%                3.75%
$200,000   but   less   than   $500,000    3.25%                                  3.36%                3.25%
$500,000 but less than $1million           2.00%                                  2.04%                2.00%
$1 million or more                         None*                                  None*                1.00%
======================================== ================================================ ================================

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of purchase. The CDSC is 1.00%, based on the lower of the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC.

o        Class B Shares

         You can purchase Class B shares at NAV. However, when you redeem them, you may pay a contingent deferred sales change ("CDSC") in the following percentages:

         YEAR SINCE PURCHASE DATE
         ------------------------
         First                              5%
         Second                             4%
         Third                              3%
         Fourth                             3%
         Fifth                              2%
         Sixth                              1%
         Seventh and following            None
         The Class B shares convert to Class A shares after the eighth year.

o        Institutional Shares

         Institutional shares are available for purchase by registered investment advisers, bank trust departments, financial planners and other financial intermediaries on behalf of their clients. Institutional shareholders pay no sales load or 12b-1 fees.

                               DISTRIBUTION PLANS

         The Fund has adopted a plan under Rule 12b-1 that allows Class A shares and Class B shares of the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan for Class B shares also allows the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class B shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                         ADDITIONAL PURCHASE INFORMATION

Additional Purchases

         You may purchase additional shares of the Fund (subject to the minimum investment of $50) by mail, wire or automatic investment. If you purchase additional Class A shares, you will pay a sales load unless the purchase is made by reinvesting a dividend or capital gains distribution. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.


Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $50,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Purchases at Net Asset Value

         Purchases of Class A shares may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Trustees, directors, officers and employees of the Trust, the adviser and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer Agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer Agent about the IRA custodial fees.


Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper form, less any applicable CDSC. You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Westcott Funds                     Overnight:   Westcott Funds
                  Unified Fund Services, Inc.                     Unified Fund Services, Inc.
                  P.O. Box 6110                                   431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                Indianapolis, Indiana 46204


         "Proper form" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the Transfer Agent at (800) 998-6658 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent (800) 998-6658. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The Fund may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 998-6658. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


                             HOW TO EXCHANGE SHARES


         You may exchange any or all of your shares in the Fund for shares of another Westcott Fund or the Liquid Green Money Market Fund, a separately managed money market fund. The exchange is made without charge unless you exchange Class A shares of the Westcott Fixed Income Fund for Class A shares of another Westcott Fund with a higher sales load. In that case, you would pay the incremental amount of the sales load. For exchanges between Westcott Funds, shares of a particular class may be exchanged only for shares of the same class.

         You may request the exchange by telephoning the Transfer Agent at (800) 998-6658 or writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110. Shares of the fund selected must be registered for sale in your state of residence. The exchange privilege with the Liquid Green Money Market Fund does not constitute an offering or a recommendation of the Liquid Green Money Market Fund by the Fund. It is your responsibility to obtain and read a prospectus of the Liquid Green Money Market Fund before you make an exchange.

o You may make up to one exchange out of each fund during a calendar month and four exchanges out of each fund during a calendar year. This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

o If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received, plus any applicable sales load.

o If you exchange Class B shares of a fund for the Liquid Green Money Market Fund, the time you own the Liquid Green Money Market Fund shares will not be included when the holding period for the CDSC is calculated.

o If you exchange Class B shares of a Westcott Fund for another Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the holding periods are combined, however the highest applicable CDSC will be charged if the shares are redeemed.

o If you exchange only a portion of your Class B shares, shares not subject to a CDSC are exchanged first.

o If you redeem shares from the Liquid Green Money Market Fund that were previously Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the Westcott Fund shares.

         In times of extreme economic or market conditions, exchanging Westcott Fund or the Liquid Green Money Market Fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into the Liquid Green Money Market Fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

         All exchanges out of a Westcott Fund into the Liquid Green Money Market Fund are subject to the minimum and subsequent investment requirements of the Liquid Green Money Market Fund. No exchange will be accepted unless the registration of the two accounts is identical. Neither the Westcott Funds, the Liquid Green Money Market Fund, nor the Transfer Agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.


         Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.


         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

         Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The adviser was organized as a Texas corporation in 1993. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The Fund is authorized to pay the adviser an annual fee equal to 1.70% of its average daily net assets.

         The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                       OTHER INFORMATION ABOUT INVESTMENTS

         The Fund invests at least 25% of its assets in Internet companies. The Internet is a global network of computers that allows users to quickly and easily share information and conduct business. Users of the Internet include commercial and professional organizations, educational institutions, government agencies and consumers; they use the Internet to communicate electronically, access and share information and conduct business. Internet and Internet related companies include Internet access providers; companies that develop software tools to access the Internet and facilitate secure Internet transactions; companies that manufacture personal computers and other hardware used in conjunction with the Internet; companies that manufacture software and other technologies used in conjunction with the Internet; companies engaging in electronic commerce; companies publishing information about the Internet; companies that develop or provide communication systems or other infrastructure for the Internet; companies that supply information, such as games, music and video, on the Internet; companies that consult on the design and implementation of Internet strategies; and other Internet and intranet related businesses and technologies. The types of companies that are considered "Internet" and "Internet related" companies will change as technology and applications change.

         The Fund is expected under normal circumstances to invest no more than 15% of its net assets in American Depositary Receipts (ADRs). An ADR is a certificate of ownership issued by an U.S. bank as a convenience to investors instead of the underlying foreign security, which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

         The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

         The investment objectives and strategies of the Fund may be changed without shareholder approval.

                              FINANCIAL HIGHLIGHTS

       The following tables are intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Westcott Technology Fund (formerly Nothing But Net Fund)
Class A
Financial Highlights for the period December 9, 1999
   (commencement of operations) through September 30, 2000

Selected Per Share Data
Net asset value, beginning of period                                                                      $
                                                                                                        10.00
                                                                                                    --------------
Income from investment operations
   Net investment loss                                                                                     (0.10)
   Net realized and unrealized loss                                                                        (4.07)
                                                                                                    --------------
Total from investment operations                                                                           (4.17)
                                                                                                    --------------
Less distributions:
   Distributions from net investment income
                                                                                                                -
   Distributions from net realized gains
                                                                                                                -
                                                                                                    --------------
Total distributions
                                                                                                                -
                                                                                                    --------------
                                                                                                    --------------
Net asset value, end of period                                                                           $   5.83
                                                                                                    ==============

Total Return                                                                                             (41.70)% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                                                                              $169
Ratio of expenses to average net assets                                                                     1.97%  (b)
Ratio of expenses to average net assets
   Before reimbursement                                                                                     2.09%  (b)
Ratio of net investment income(loss) to
   Average net assets                                                                                     (1.61)%  (b)
Ratio of net investment income (loss) to
   Average net assets before reimbursement                                                                (1.73)%  (b)
Portfolio turnover rate                                                                                   190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized






Westcott Technology Fund (formerly Nothing But Net Fund)
Institutional Class
Financial Highlights for the period December 9, 1999
   (commencement of operations) through September 30, 2000

Selected Per Share Data
Net asset value, beginning of period                                                                     $  10.00
                                                                                                    --------------
Income from investment operations
   Net investment loss                                                                                     (0.08)
   Net realized and unrealized loss                                                                        (4.15)
                                                                                                    --------------
Total from investment operations                                                                           (4.23)
                                                                                                    --------------

Less distributions:
   Distributions from net investment income
                                                                                                                -
   Distributions from net realized gains
                                                                                                                -
                                                                                                    --------------
Total distributions
                                                                                                                -
                                                                                                    --------------
                                                                                                    --------------
Net asset value, end of period                                                                           $   5.77
                                                                                                    ==============

Total Return                                                                                             (42.30)% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                                                                            $1,395
Ratio of expenses to average net assets                                                                     1.72%  (b)
Ratio of expenses to average net assets
   Before reimbursement                                                                                     1.86%  (b)
Ratio of net investment income(loss) to
   Average net assets                                                                                     (1.32)%  (b)
Ratio of net investment income (loss) to
   Average net assets before reimbursement                                                                (1.46)%  (b)
Portfolio turnover rate                                                                                   190.14%  (b)


(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


         Call the Fund at (800) 998-6658 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act #811-9096

                           WESTCOTT FIXED INCOME FUND


                                   PROSPECTUS
                                October 21, 2001





                              230 Westcott, Suite 1
                              Houston, Texas 77007
                                 (800) 998-6658





























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page

Risk/Return Summary.............................................................

How the Fund Has Performed......................................................

Fees and Expenses of the Fund...................................................

How To Buy Shares...............................................................

Distribution Plan...............................................................

Additional Purchase Information.................................................

How to Redeem Shares............................................................

How to Exchange Shares..........................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Fund..........................................................

Other Information About Investments.............................................


Privacy Policy..................................................................


For More Information .................................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

         The investment objective of the Fund is income over the long term consistent with preservation of capital.

Principal Strategies

         The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, convertible bonds, mortgage-backed securities, collateralized mortgage obligations, corporate debt, government securities, zero coupon bonds and short term obligations, such as commercial paper and repurchase and reverse repurchase agreements. The Fund's adviser typically selects fixed income securities with maturities of less than five years, based on the available yield at various maturity levels. Under normal circumstances, the Fund will invest at least 65% of its assets in fixed income securities.

         The Fund may sell a security if its rating is downgraded, to shorten or lengthen the average maturity of the Fund's portfolio, or if the adviser believes that the issuer's business is experiencing material negative changes.

Principal Risks of Investing in the Fund

o Interest rate risk is the risk that the value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.
o Credit risk is the risk that the issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
o Prepayment risk means that during periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerate. Prepayment may shorten the effective maturities of these securities and the Fund may have to reinvest at lower interest rates.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                           HOW THE FUND HAS PERFORMED

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this Prospectus have been omitted because the Fund is recently organized and has less than one full calendar year of operations.

                          FEES AND EXPENSES OF THE FUND

         The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)            Class A  Class B           Institutional
                                                     -------  -------           -------------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)      3.00%    NONE             NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)            NONE*    3.00%            NONE

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a CDSC if redeemed within one year of the date of purchase.
See "How To Buy Shares."

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)        Class A         Class B          Institutional
                                                     -------         -------          -------------
Management Fees                                      0.75%             0.75%            0.75%
Distribution and/or Service (12b-1) Fees             0.25%             1.00%            None
Other Expenses1                                      0.15%             0.15%            0.15%
                                                     ---------         -----            -----
Total Annual Fund Operating Expenses                 1.15%             1.90%            0.90%
Expense Reimbursement2                               0.15%             0.15%            0.15%
                                                     -----             -----            -----
Net Expenses                                         1.00%             1.75%            0.75%

1 "Other Expenses" are based on estimated amounts for the current fiscal year.
2 The Fund's adviser has contractually agreed to reimburse the Fund for the fees and expenses of the disinterested Trustees incurred by the Fund through February 1, 2002.

Example:


         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 year           3 years
                           ------           -------
Class A                    $402             $618
Class B                    $384             $748
Institutional              $ 79             $246

For Class B shares, you would pay the following expenses if you did not redeem your shares:

                           1 year           3 years
                           ------           -------
Class B                    $184             $569

                                HOW TO BUY SHARES

Initial Purchase

         The minimum initial investment in the Fund is $1,000 ($200 for qualified retirement accounts and medical savings accounts). The minimum initial investment in the Fund is $50 for shareholders participating in the continuing automatic investment plan.

         You may open an account and make an initial investment through securities dealers who have a sales agreement with Unified Financial Securities, Inc., the Fund's distributor. Your securities dealer may charge you additional fees. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail

         You may also make a direct initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus;

o    draft a check made payable to the Fund;

o identify on the check and the application the Class in which you would like to invest;

o    mail the application and check to:

U.S. Mail:        Westcott Funds                     Overnight:        Westcott Funds
                  Unified Fund Services, Inc.                          Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204

By Wire


         You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc (the "Transfer Agent") at (800) 998-6658 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Westcott Funds
         Fund Name: Westcott Fixed Income Fund
         Class Name: ____________________________  (write in class name)
         Account Name: __________________________ (write in shareholder name) For the Account # ________________________ (write in account number) D.D.A.# 821-637634

         You must provide a signed application to Unified Fund Services, Inc at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.


Sales Loads

o        Class A Shares
         Shares of the Fund are purchased at the public offering price. The public offering price for Class A shares of the Fund is the next determined NAV plus a sales load as shown in the following table.

======================================== ================================================ ================================
                                                     Sales Load as of % of:
                                           Public                                 Net       Dealer Reallowance as % of
         Amount of Investment              Offering                             Amount         Public Offering Price
                                           Price
                                           Invested
======================================== ================================================ ================================
Less than $50,000                          3.00%                                  3.09%                3.00%
$50,000 but less than $100,000             2.25%                                  2.30%                2.25%
$100,000 but less than $250,000            1.75%                                  1.78%                1.75%
$250,000 but less than $500,000            1.50%                                  1.52%                1.50%
$500,000 but less than $1million           0.50%                                  0.50%                0.50%
$1 million or more                         None*                                  None*                0.25%
======================================== ================================================ ================================

*If you purchase $1 million or more of Class A shares of the Fund, the purchase may be made without an initial sales load. However, those shares are subject to a contingent deferred sales charge ("CDSC") if redeemed within one year of the date of purchase. The CDSC is 0.25%, based on the lower of the original purchase price or net asset value at the time of the redemption. Reinvested dividends and distributions from Class A shares are not subject to the CDSC.

o        Class B Shares

         You can purchase Class B shares at NAV. However, when you redeem them, you may pay a contingent deferred sales change ("CDSC") in the following percentages:

         YEAR SINCE PURCHASE DATE
         ------------------------
         First                              3%
         Second                             2%
         Third                              2%
         Fourth                             1%
         Fifth                              None

         The Class B shares convert to Class A shares after the sixth year.

o

Institutional Shares

         Institutional shares are available for purchase by registered investment advisers, bank trust departments, financial planners and other financial intermediaries on behalf of their clients. Institutional shareholders pay no sales load or 12b-1 fees.

                               DISTRIBUTION PLANS

         The Fund has adopted a plan under Rule 12b-1 that allows Class A shares and Class B shares of the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan for Class B shares also allows the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class B shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                         ADDITIONAL PURCHASE INFORMATION

Additional Purchases

         You may purchase additional shares of the Fund (subject to the minimum investment of $50) by mail, wire or automatic investment. If you purchase additional Class A shares, you will pay a sales load unless the purchase is made by reinvesting a dividend or capital gains distribution. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.


Reduced Sales Load

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $50,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

Purchases at Net Asset Value

         Purchases of Class A shares may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisers affiliated with a broker-dealer, if such broker-dealer or investment adviser has entered into an agreement with the Fund's distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Trustees, directors, officers and employees of the Trust, the adviser and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

Additional Information

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer or by other means which result in economy of sales effort or expense.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer Agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer Agent about the IRA custodial fees.


Other Purchase Information

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper form, less any applicable CDSC. You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Westcott Funds                     Overnight:        Westcott Funds
                  Unified Fund Services, Inc.                          Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204


         "Proper form" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the Transfer Agent at (800) 998-6658 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent (800) 998-6658. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


         The Fund may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) 998-6658. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.


         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


                             HOW TO EXCHANGE SHARES


         You may exchange any or all of your shares in the Fund for shares of another Westcott Fund or the Liquid Green Money Market Fund, a separately managed money market fund. The exchange is made without charge unless you exchange Class A shares of the Westcott Fixed Income Fund for Class A shares of another Westcott Fund with a higher sales load. In that case, you would pay the incremental amount of the sales load. For exchanges between Westcott Funds, shares of a particular class may be exchanged only for shares of the same class.

         You may request the exchange by telephoning the Transfer Agent at (800) 998-6658 or writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110. Shares of the fund selected must be registered for sale in your state of residence. The exchange privilege with the Liquid Green Money Market Fund does not constitute an offering or a recommendation of the Liquid Green Money Market Fund by the Fund. It is your responsibility to obtain and read a prospectus of the Liquid Green Money Market Fund before you make an exchange.

o You may make up to one exchange out of each fund during a calendar month and four exchanges out of each fund during a calendar year. This limit helps keep each fund's net asset base stable and reduces the fund's administrative expenses.

o If you exchange shares into or out of a fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received, plus any applicable sales load.

o If you exchange Class B shares of a fund for the Liquid Green Money Market Fund, the time you own the Liquid Green Money Market Fund shares will not be included when the holding period for the CDSC is calculated.

o If you exchange Class B shares of a Westcott Fund for another Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the holding periods are combined, however the highest applicable CDSC will be charged if the shares are redeemed.

o If you exchange only a portion of your Class B shares, shares not subject to a CDSC are exchanged first.

o If you redeem shares from the Liquid Green Money Market Fund that were previously Class B shares of a Westcott Fund (or Class A shares of a Westcott Fund that were subject to a CDSC because of a sales load waiver), the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the Westcott Fund shares.

         In times of extreme economic or market conditions, exchanging Westcott Fund or the Liquid Green Money Market Fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into the Liquid Green Money Market Fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.

         All exchanges out of a Westcott Fund into the Liquid Green Money Market Fund are subject to the minimum and subsequent investment requirements of the Liquid Green Money Market Fund. No exchange will be accepted unless the registration of the two accounts is identical. Neither the Westcott Funds, the Liquid Green Money Market Fund, nor the Transfer Agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.


         Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the Fund is about to make a taxable distribution.


         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

         Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The adviser was organized as a Texas corporation in 1993. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The Fund is authorized to pay the adviser an annual fee equal to 0.75% of its average daily net assets.

         The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                       OTHER INFORMATION ABOUT INVESTMENTS

         The Fund invests primarily in investment grade fixed income securities. The Fund may also invest in fixed income securities which are unrated if the adviser determines that they are of comparable quality to securities rated investment grade. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. In addition, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade securities. If the rating of an investment grade security drops below investment grade, the adviser will dispose of the security as soon as practicable (depending on market conditions) unless the adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

         The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

         The investment objectives and strategies of the Fund may be changed without shareholder approval.

                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


         Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.


         Call the Fund at (800) 998-6658 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act #811-9096

                            WESTCOTT TECHNOLOGY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 21, 2001

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Westcott Technology Fund dated October 21, 2001. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 998-6658.


TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER..........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND THE FUND


         The Westcott Technology Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 9, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Board of Trustees has authorized three classes of shares of the Fund: Class A shares, Class B shares and Institutional shares. Each class is subject to different expenses and a different sales charge structure. The investment adviser to the Fund is Aegis Asset Management, Inc. (the "Adviser").


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


         As of October 12, 2001, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Class A shares of the Fund: Donaldson Lufkin Jenrette Securities Corporation, P.O. Box 2052, Jersey City, NJ 07303-9998 - 97.25%.

         As of October 12, 2001, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Institutional shares of the Fund: Donaldson Lufkin Jenrette Securities Corporation, P.O. Box 2052, Jersey City, NJ 07303-9998 - 100.00%.

         As of October 12, 2001, Donaldson Lufkin Jenrette Securities Corporation may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

         As of October 12, 2001, the Trustees and officers as a group owned less than one percent of the Fund.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective," "Principal Strategies" and "Principal Risks of Investing in the Fund").

         A. American Depositary Receipts. American Depositary Receipts ("ADRs") are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities. The Fund has no present intention to invest in unsponsored ADRs.

         B. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the United States government or by agencies of the United States government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry, other than the Internet industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.


     5. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

THE INVESTMENT ADVISER

     The investment adviser to the Fund is Aegis Asset Management, Inc., 230 Westcott, Suite 1, Houston, Texas 77007 (the "Adviser"). William S. Kilroy, Jr. is the controlling shareholder of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commission, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 1.70% of the average daily net assets of the Fund. For the period December 9, 1999 (commencement of operations) through September 30, 2000, the Fund paid advisory fees of $24,480 to the Adviser.

         The Adviser retains the right to use the name "Westcott" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Westcott" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       President and Managing  Director of Unified Fund Services,  Inc., the
1793 Kingswood Drive                 Secretary and    Fund's  transfer  agent,  fund  accountant and  administrator,  since
Suite 200                            Trustee          October  2000.  President,  Treasurer  and  Secretary  of  AmeriPrime
Southlake, Texas  76092                               Financial Services,  Inc., a fund  administrator,  (which merged with
Year of Birth:  1958                                  Unified  Fund  Services,   Inc.)  from  1994  through  October  2000.
                                                      President, Treasurer and Secretary of AmeriPrime
                                                      Financial Securities, Inc., the Fund's
                                                      distributor, from 1994 through November 2000;
                                                      President and Trustee of AmeriPrime Advisors Trust
                                                      and AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
Robert A. Chopyak                    Treasurer and    Assistant  Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and gas
2001 N. Indianwood Avenue                             services company,  since 1997; various positions with Carbo Ceramics,
Broken Arrow, OK  74012                               Inc.,  oil  field  manufacturing/supply  company,  from 1984 to 1997,
Year of Birth:  1957                                  most recently Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
600 Jefferson Street                                  Trust Company since 1992; President and Director of Heritage Trust
Suite 350                                             Company from 1994-1996; Vice President and Manager of Investments of
Houston, TX 77002                                     Kanaly Trust Company from 1988 to 1992.
Year of Birth:  1947
==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Steve L. Cobb                                $21,000                      $21,000
------------------------------------ ----------------------- ----------------------------------
Gary E. Hippenstiel                          $21,000                      $21,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Westcott Securities, L.L.C., in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing(R).

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as Westcott Securities, L.L.C.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Westcott Securities, L.L.C. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Westcott Securities, L.L.C. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Pershing(R).

         The Fund will not effect any brokerage transactions in its portfolio securities with Westcott Securities, L.L.C. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Westcott Securities, L.L.C., it is the policy of the Fund that such commissions will, in the judgment of the Board of Trustees, be: (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability; and
(b) at least as favorable to the Fund as commissions contemporaneously charged by Westcott Securities, L.L.C. on comparable transactions for its most favored unaffiliated customers, except for customers of Westcott Securities, L.L.C. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Westcott Securities, L.L.C. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Westcott Securities, L.L.C. from brokerage commissions generated from portfolio transactions of the Fund.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Westcott Securities, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable. For the period December 9, 1999 (commencement of operations) through September 30, 2000, the Fund paid brokerage commissions of $30,288.

         The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Code from the Securities and Exchange Commission.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P       =       a hypothetical $1,000 initial investment
                  T       =       average annual total return
                  n       =       number of years
                  ERV     =       ending redeemable value at the end of the
                                  applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period December 9, 1999 (commencement of operations) through September 30, 2000, the Fund's average annual total return was -44.62%.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, M.L 6118, Cincinnati, Ohio 45202, is the custodian (the "Custodian") of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services. For the period December 9, 1999 (commencement of operations) through September 30, 2000, Unified received $[ ] from the Fund for these transfer agent services.


         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period December 9, 1999 (commencement of operations) through September 30, 2000, Unified received $14, 524 from the Adviser on behalf of the Fund for these accounting services.

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period December 9, 1999 (commencement of operations) through September 30, 2000, Unified received $24, 390 from the Adviser on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date).

ACCOUNTANTS


         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

                           WESTCOTT FIXED INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 21, 2001

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Westcott Fixed Income Fund dated October 21, 2001. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 998-6658.


TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER..........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

DESCRIPTION OF THE TRUST AND THE FUND


         The Westcott Fixed Income Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Board of Trustees has authorized three classes of shares of the Fund: Class A shares, Class B shares and Institutional shares. Each class is subject to different expenses and a different sales charge structure. The investment adviser to the Fund is Aegis Asset Management, Inc. (the "Adviser").


         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Prior to the public offering of the Fund, Unified Financial Securities, Inc. (the Fund's distributor), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of the Fund and may be deemed to control the Fund. After the public offering commences, it is anticipated that Unified Financial Securities, Inc. will no longer control the Fund. As the controlling shareholder, Unified Financial Securities, Inc. would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.


         For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective," "Principal Strategies" and "Principal Risks of Investing in the Fund").

         A. Fixed Income Securities. The Fund may invest in a broad range of fixed income securities, including corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Sub-Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody's drops below investment grade, the Sub-Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Sub-Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

         Convertible bonds may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics, such as: (a) higher yields than common stocks, but lower yields than comparable nonconvertible securities; (b) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security.

         Municipal securities are long- and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.

         The two principal classifications of municipal securities are "general obligations" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

         The Sub-Adviser considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Sub-Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody's drops below investment grade, the Sub-Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Sub-Adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

         U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association ("FNMA") are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

         Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

         Collateralized mortgage obligations ("CMOs") are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by the Fund, the Fund could experience both delays in liquidating its position and losses.

         Financial services industry obligations consist of certificates of deposit, time deposits and bankers' acceptance certificates. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

         B. Foreign Securities. The Fund may invest in foreign corporate and foreign government securities. Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         C. Floating Rate, Inverse Floating Rate and Index Obligations. The Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         D. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the United States government or by agencies of the United States government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         E. Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield. In connection with each reverse repurchase agreement, the Fund will direct its custodian to place cash or U.S. Government Obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses.

         When a separate account is maintained in connection with reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash, U.S. Government Obligations or liquid high grade debt obligations will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and, together with all other borrowings, will not represent more than 5% of the net assets of the Fund.

         Securities subject to reverse repurchase agreements and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" above).

         1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.


     5. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

         THE INVESTMENT ADVISER

     The investment adviser to the Fund is Aegis Asset Management, Inc., 230 Westcott, Suite 1, Houston, Texas 77007 (the "Adviser"). William S. Kilroy, Jr. is the controlling shareholder of the Adviser.

         Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commission, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.75 % of the average daily net assets of the Fund.

         The Adviser retains the right to use the name "Westcott" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Westcott" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS


         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       President and Managing  Director of Unified Fund Services,  Inc., the
1793 Kingswood Drive                 Secretary and    Fund's  transfer  agent,  fund  accountant and  administrator,  since
Suite 200                            Trustee          October  2000.  President,  Treasurer  and  Secretary  of  AmeriPrime
Southlake, Texas  76092                               Financial Services,  Inc., a fund  administrator,  (which merged with
Year of Birth:  1958                                  Unified  Fund  Services,   Inc.)  from  1994  through  October  2000.
                                                      President, Treasurer and Secretary of AmeriPrime
                                                      Financial Securities, Inc., the Fund's
                                                      distributor, from 1994 through November 2000;
                                                      President and Trustee of AmeriPrime Advisors Trust
                                                      and AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
Robert A. Chopyak                    Treasurer and    Assistant  Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and gas
2001 N. Indianwood Avenue                             services company,  since 1997; various positions with Carbo Ceramics,
Broken Arrow, OK  74012                               Inc.,  oil  field  manufacturing/supply  company,  from 1984 to 1997,
Year of Birth:  1957                                  most recently Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
600 Jefferson Street                                  Trust Company since 1992; President and Director of Heritage Trust
Suite 350                                             Company from 1994-1996; Vice President and Manager of Investments of
Houston, TX 77002                                     Kanaly Trust Company from 1988 to 1992.
Year of Birth:  1947
==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 from Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Steve L. Cobb                                $21,000                      $21,000
------------------------------------ ----------------------- ----------------------------------
Gary E. Hippenstiel                          $21,000                      $21,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

         While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

         The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Westcott Securities, L.L.C., in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing(R).

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as Westcott Securities, L.L.C.) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, Westcott Securities, L.L.C. will not serve as the Fund's dealer in connection with over-the-counter transactions. However, Westcott Securities, L.L.C. may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Pershing(R).

         The Fund will not effect any brokerage transactions in its portfolio securities with Westcott Securities, L.L.C. if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to Westcott Securities, L.L.C., it is the policy of the Fund that such commissions will, in the judgment of the Board of Trustees, be: (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability; and
(b) at least as favorable to the Fund as commissions contemporaneously charged by Westcott Securities, L.L.C. on comparable transactions for its most favored unaffiliated customers, except for customers of Westcott Securities, L.L.C. considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by Westcott Securities, L.L.C. to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

         The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by Westcott Securities, L.L.C. from brokerage commissions generated from portfolio transactions of the Fund.

         While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. Westcott Securities, L.L.C. will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

         When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

         The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain copies of the Code from the Securities and Exchange Commission.


DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

   Where:         P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return
                  n        =       number of years
                  ERV      =       ending redeemable value at the end of the
                                   applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of any applicable sales load, which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, M.L 6118, Cincinnati, Ohio 45202, is the custodian (the "Custodian") of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900) for these transfer agency services.

         In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million

         Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS


         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2002. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.


     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust is filed herewith.


(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (iv) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (viii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

         (ix) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (xi) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), adviser to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (xv) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xvi) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xvii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Proposed Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55, is hereby incorporated by reference.

     (xix) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

         (xx) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xxi) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (xxii) Copy of Registrant's Proposed Investment Advisory Agreement with Gulf Asset Management, sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 55, is hereby incorporated by reference.

(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.


         (ii) Copy of Registrant's Proposed Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56, is hereby incorporated by reference.


(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

     (i) Copy of Registrant's  Agreement with the custodian,  Firstar Bank, N.A.
(formerly   Star  Bank),   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

         (iv) Copy of Registrant's Agreement with State Street Bank and Trust Company, custodian to The Cash Fund - to be supplied.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amended Exhibit A to the Administrative Services Agreement
- to be supplied.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (v) Copy of Administration Agreement for The Cash Fund - to be supplied.

(i) Legal Opinion.

     (i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (ii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

     (iii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

         (iv)  Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)      Other Opinions.

     (i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (ii)  Consent  of Ernst & Young  LLP,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  49,  is  hereby  incorporated  by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Martin Capital U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

         (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

         (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Internet Convertible Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xii) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Rule 12b-1 Distribution Plan for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 53, is hereby incorporated by reference.

     (xv) Copy of Registrant's Shareholder Servicing Plan for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective No. 53, is hereby incorporated by reference.

(n)  Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Florida  Street Bond Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

     (v) Rule 18f-3 Plan for the Florida Street Growth Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (ii) Schedule A to Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54, is hereby incorporated by reference.

(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.

     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund (As of October 12, 2001)

(a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (72.83%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.


Item 25.  Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.


(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

(b) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of IMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(c) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

     (i) CommonWealth has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(d) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Corbin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(e) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(f) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Jumper is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(g) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of AAM is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(h) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Martin is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(i) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of GJMB is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(j) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Dobson is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(k) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Auxier is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(l) Shepherd Advisory Services, Inc. ("Shepherd"), 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212, adviser to the Shepherd Values Growth Fund, is a registered investment adviser.

     (i) Shepherd has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Shepherd is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

(m)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(n) Legacy Investment Group, LLC, d/b/a Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, adviser to The Cash Fund, is a registered investment adviser.

         (i)  CMS has engaged in no other business during the past two years.

         (ii) Information with respect to each officer and member of CMS is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

(o) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

     (i) Ariston has engaged in no other business during the past two years.

         (ii) Information with respect to each officer and director of Ariston is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(p) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), the Westcott Large-Cap Value Fund (f/k/a the Westcott Large-Cap
Fund) and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Aegis is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

(q) Cornerstone Capital Management, Inc. ("Cornerstone"), 102 South Tejon, Suite 430, Colorado Springs, Colorado 80903, sub-adviser to the Shepherd Values Growth Fund, is a registered investment adviser.

     (i) Cornerstone has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Cornerstone is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-54675).


(r) Gulf Investment Management, Inc. ("Gulf"), Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX, 77024-425, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) Gulf has engaged in no other business during the past two fiscal years.

         (ii) Information with respect to each officer and director of Gulf is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-15544).



Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the Registrant's principal underwriter. Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Julius Baer Investment Funds, the Kenwood Funds, the Lindbergh Funds, The Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, The Unified Funds, and the Valenzuela Capital Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)      Not applicable.

(d) Information regarding Capital Research Brokerage Services, proposed underwriter of the IMS Capital Value Fund - to be supplied.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and administrator, Unified Fund Services, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 18th day of October, 2001.

                                               AmeriPrime Funds



 By:     /s/
    ----------------------------------------
       Donald S. Mendelsohn,
       Attorney-in-Fact


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee
Gary E. Hippensteil,* Trustee     *By:      /s/
                                 ---------------------------------------
                                        Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                 Attorney-in-Fact

Robert A. Chopyak,* Treasurer           October 18, 2001
and Chief Financial Officer

                                  EXHIBIT INDEX

1.   Amendment to Declaration of Trust..........................EX-99.23.a.xviii
2.   Consent of Counsel............................................EX-99.23.i.iv
3.   Consent of McCurdy & Associates CPA's, Inc.....................EX-99.23.j.i